CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY	Class A common stock common stock USD ($) shares	Class A Common Stock Not Subject to Redemption common stock USD ($) shares	Common Class A Subject To Redemption common stock USD ($) shares	Common Class A Subject To Redemption common stock AFN (؋) shares	Class B common stock common stock USD ($) shares	Additional Paid in Capital USD ($)	Accumulated Deficit USD ($)	USD ($)
Balance at the beginning at Mar. 31, 2020	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 31, 2020 | shares	0	0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor					$ 575	24,425		25,000
Issuance of Class B ordinary shares to Sponsor (in shares) | shares					5,750,000
Net income/loss							(4,734)	(4,734)
Balance at the end at Jun. 30, 2020					$ 575	24,425	(4,734)	20,266
Balance at the end (in shares) at Jun. 30, 2020 | shares					5,750,000
Balance at the beginning at Mar. 31, 2020	$ 0	$ 0	$ 0		$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 31, 2020 | shares	0	0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Class A ordinary shares subject to possible redemption		$ 0	$ 0			0	(9,188,357)	(9,188,357)
Change in Class A ordinary shares subject to possible redemption (in shares) | shares		0	0	0
Issuance of Class B ordinary shares to Sponsor		$ 0	$ 575			24,425	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares) | shares		0	5,750,000	5,750,000
Accretion of carrying value to redemption value						(24,425)	(23,983,412)	(24,007,837)
Net income/loss			$ 575	؋ 5,750,000			(33,171,769)	(33,171,194)
Balance at the end at Dec. 31, 2020					$ 575		(33,171,769)	(33,171,194)
Balance at the end (in shares) at Dec. 31, 2020 | shares					5,750,000
Balance at the beginning at Jun. 30, 2020					$ 575	24,425	(4,734)	20,266
Balance at the beginning (in shares) at Jun. 30, 2020 | shares					5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of carrying value to redemption value						$ (24,425)	(23,983,412)	(24,007,837)
Net income/loss							1,757,673	1,757,673
Balance at the end at Sep. 30, 2020					$ 575		(22,230,473)	(22,229,898)
Balance at the end (in shares) at Sep. 30, 2020 | shares					5,750,000
Balance at the beginning at Dec. 31, 2020					$ 575		(33,171,769)	(33,171,194)
Balance at the beginning (in shares) at Dec. 31, 2020 | shares					5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss							(11,524,429)	(11,524,429)
Balance at the end at Mar. 31, 2021					$ 575		(44,696,198)	(44,695,623)
Balance at the end (in shares) at Mar. 31, 2021 | shares					5,750,000
Balance at the beginning at Dec. 31, 2020					$ 575		(33,171,769)	(33,171,194)
Balance at the beginning (in shares) at Dec. 31, 2020 | shares					5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of carrying value to redemption value								24,007,837
Net income/loss								9,721,238
Balance at the end at Sep. 30, 2021					$ 575		(23,450,531)	(23,449,956)
Balance at the end (in shares) at Sep. 30, 2021 | shares					5,750,000
Balance at the beginning at Mar. 31, 2021					$ 575		(44,696,198)	(44,695,623)
Balance at the beginning (in shares) at Mar. 31, 2021 | shares					5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss							(1,042,594)	(1,042,594)
Balance at the end at Jun. 30, 2021					$ 575		(45,738,792)	(45,738,217)
Balance at the end (in shares) at Jun. 30, 2021 | shares					5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss							22,288,261	22,288,261
Balance at the end at Sep. 30, 2021					$ 575		$ (23,450,531)	$ (23,449,956)
Balance at the end (in shares) at Sep. 30, 2021 | shares					5,750,000